LVIP Delaware Bond Fund Supplement Dated November 13, 2014 to the Prospectus and Summary Prospectus (dated May 1, 2014), and the Statement of Additional Information (dated May 1, 2014)

This Supplement updates certain information in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Summary Prospectus, Prospectus, and Statement of Additional Information for LVIP Delaware Bond Fund (the “Fund”):

Effective November 6, 2014, all references to Thomas H. Chow are removed.

Effective November 6, 2014, Michael G. Wildstein has been appointed co-portfolio manager of the Fund.

The following replaces similar text under “Investment Adviser and Sub-Adviser” in the Fund’s summary prospectus and statutory prospectus:

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: Delaware Investments Fund Advisers

Portfolio Managers	Company Title	Experience w/Fund
Roger A. Early	Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy	Since May 2007
Paul Grillo	Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy	Since April 2008
J. David Hillmeyer	Vice President and Senior Portfolio Manager	Since April 2013
Christopher Testa	Senior Vice President and Senior Portfolio Manager	Since October 2014
Michael G. Wildstein	Vice President and Senior Portfolio Manager	Since November 2014

The following replaces the first sentence under “Portfolio Managers” in the Fund’s statutory prospectus:

Roger A. Early, Paul Grillo, J. David Hillmeyer, Christopher Testa, and Michael G. Wildstein have primary responsibility for the Fund’s day-to-day portfolio management.

The following biographical information is added to the Fund’s statutory prospectus under “Portfolio Managers”:

Michael G. Wildstein, CFA, is a Vice President and Senior Portfolio Manager and joined DMC in March 2007 as a senior research analyst. He manages insurance as well as other corporate credit-related portfolios. Before joining the fixed income portfolio management team, he was a senior corporate bond analyst focused on the telecommunications sector for high grade and high yield portfolios. He holds a bachelor’s degree from the University of Tampa and an MBA from Drexel University. He is a Chartered Financial Analyst ® (CFA) Charterholder.